Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Class IA
Account Value [Line Items]
Line Graph and Table Measure Name	Class IA
Account Value	$ 21,431	$ 21,074	$ 19,265	$ 20,160	$ 16,832	$ 14,452	$ 11,067	$ 11,099	$ 9,602	$ 10,806	$ 10,000
Class IB
Account Value [Line Items]
Line Graph and Table Measure Name	Class IB
Account Value	$ 20,903	20,609	18,885	19,810	16,592	14,269	10,952	11,017	9,555	10,779	10,000
MSCI All Country World Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index-NR
Account Value	$ 24,183	20,584	16,844	20,633	17,406	14,973	11,827	13,056	10,531	9,764	10,000
MSCI All Country World Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index-NR
Account Value	$ 24,183	20,584	16,844	20,633	17,406	14,973	11,827	13,056	10,531	9,764	10,000
MSCI World Health Care Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Health Care Index-NR
Account Value	$ 20,294	20,067	19,341	20,448	17,068	15,035	12,199	11,900	9,934	10,660	10,000
MSCI World Health Care Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Health Care Index-NR
Account Value	$ 20,294	$ 20,067	$ 19,341	$ 20,448	$ 17,068	$ 15,035	$ 12,199	$ 11,900	$ 9,934	$ 10,660	$ 10,000